UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):     [ ] is a restatement.
                                      [X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                       Mercer Global Investments, Inc.
Address:                    99 High Street
                            Boston, MA 02110


13F File Number:            028-12567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:                            Martin J. Wolin
Title:                           Chief Compliance Officer
Phone:                           617 747 9559

Signature, Place, and Date of Signing:
/s/ Martin J. Wolin, Boston, MA, June 23, 2010


Report Type (Check only one.):
                                 [ ]       13F HOLDINGS REPORT.
                                 [X]       13F NOTICE.
                                 [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

NAME                                         13F FILE NUMBER
----                                         ---------------
Aberdeen Asset Management Inc.               028-11020
AllianceBernstein LP                         028-10562
AQR Capital Management LLC                   028-10120
BlackRock Advisors LLC                       028-04295
Eaton Vance Management                       028-04139
Goldman Sachs Asset Management               028-10312
Grantham, Mayo, Van Otterloo & Co. LLC       028-11599
INTECH Investment Management LLC             028-04211
Lazard Asset Management LLC                  028-10469
MacKay Shields LLC                           028-00046

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StateplaceMassachusetts Financial Services Co028-04968
Morgan Stanley Investment Management, Inc.   028-11866
Numeric Investors LLC                        028-11946
NWQ Investment Management Co. LLC            028-01474
Pacific Investment Management Co. LLC        028-10952
River Road Asset Management, LLC             028-11487
Robeco Investment Management, Inc            028-12484
Sands Capital Management, LLC                028-05734
Systematic Financial Management LP           028-05015
Tygh Capital Management, Inc.                028-10976
Western Asset Management Company             028-10245
Westfield Capital Management Co. Inc.        028-10220
Winslow Capital Management, Inc.             028-03676